Shareholders' Equity (Stock Option Activity) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning Balance	5,105,556
Number of shares, Forfeited	(13,439)
Number of shares, Exercised	(350,638)
Number of shares, Ending Balance	4,741,479
Number of shares, Exercisable	4,538,344
Weighted average exercise price, Beginning Balance	$ 20.48
Weighted average exercise price, Forfeited	$ 13.04
Weighted average exercise price, Exercised	$ 11.56
Weighted average exercise price, Ending Balance	$ 21.16
Weighted average exercise price, Exercisable	$ 20.78
Weighted average grant date fair value, Beginning Balance	$ 9.55
Weighted average grant date fair value, Forfeited	$ 5.46
Weighted average grant date fair value, Exercised	$ 7.48
Weighted average grant date fair value, Ending Balance	$ 9.70
Weighted average grant date fair value, Exercisable	$ 9.99